Allowance for Credit Losses	12 Months Ended
Dec. 31, 2023
Allowance for Credit Losses
Allowance for Credit Losses

(4) Allowance for Credit Losses

We adopted the provisions of ASU 2016-13, Financial Instruments – Credit Losses (Topic 326):  Measurement of Credit Losses on Financial Instruments on January 1, 2020 on a modified retrospective basis. Results and information regarding our ACL included in this Note are calculated and presented in accordance with that accounting standards update. Results and information prior to January 1, 2020 were calculated and presented in accordance with previously applicable U.S. GAAP.

ASU 2016-13 replaces the long-standing incurred-loss model with a current expected credit loss model (“CECL”) that recognizes credit losses over the life of a financial asset. Using the CECL methodology, expected credit losses capture historical information, current conditions, and reasonable and supportable forecasts of future conditions. The ACL is deducted from the amortized cost of an instrument to present the net amount expected to be collected on the financial asset. Our ACL primarily consists of the aggregate ACL estimates of our Subsidiary Banks. The estimates are established through charges to operations in the form of charges to provisions for credit loss expense. Loan losses or recoveries are charged or credited directly to the ACL. The ACL of each Subsidiary Bank is maintained at a level considered appropriate by management, based on estimated current expected credit losses in the current loan portfolio, including information about past events, current conditions, and reasonable and supportable forecasts.

The estimation of the ACL is based on a loss-rate methodology that measures lifetime losses on loan pools that have similar risk characteristics. Loans that do not have similar risk characteristics are evaluated on an individual basis. The segmentation of the loan portfolio into pools requires a balancing process between capturing similar risk characteristics and containing sufficient loss history to provide meaningful results. Our segmentation starts at the general loan category with further sub-segmentation based on collateral types that may be of meaningful size and/or may contain sufficient differences in risk characteristics based on management’s judgement that would warrant further segmentation. The general loan categories along with primary risk characteristics used in our calculation are as follows:

Commercial and industrial loans. This category includes loans extended to a diverse array of businesses for working capital or equipment purchases. These loans are mostly secured by the collateral pledged by the borrower that is directly related to the business activities of the company such as equipment, accounts receivable, and inventory. The borrower’s abilities to generate revenues from equipment purchases, collect accounts receivable, and to turn inventory into sales are risk factors in the repayment of the loan. A small portion of this loan category is related to loans secured by oil and gas production and loans secured by aircraft.

Construction and land development loans. This category includes the development of land from unimproved land to lot development for both residential and commercial use and vertical construction across residential and commercial real estate classes. These loans carry risk of repayment when projects incur cost overruns, have an increase in the price of construction materials, encounter zoning, entitlement and environmental issues, or encounter other factors that may affect the completion of a project on time and on budget. Additionally, repayment risk may be negatively impacted when the market experiences a deterioration in the value of real estate. Risks specifically related to 1-4 family development loans also include mortgage rate risk and the practice by the mortgage industry of more restrictive underwriting standards, which inhibits the buyer from obtaining long term financing creating excessive housing and lot inventory in the market.

Commercial real estate loans. This category includes loans secured by farmland, multifamily properties, owner-occupied commercial properties, and non-owner-occupied commercial properties. Owner-occupied commercial properties include warehouses often along the border for import/export operations, office space where the borrower is the primary tenant, restaurants and other single-tenant retail spaces. Non-owner-occupied commercial properties include hotels, retail centers, office and professional buildings, and leased warehouses. These loans carry risk of repayment when market values deteriorate, the business experiences turnover in key management, the business has an inability to attract or keep occupancy levels stable, or the market experiences an exit of a specific business type that is significant to the local economy, such as a manufacturing plant.

1-4 family mortgages. This category includes both first and second lien mortgages for the purpose of home purchases or refinancing of existing mortgage loans. A small portion of this loan category is related to home equity lines of credits, lots purchases, and home construction. Loan repayments may be affected by unemployment or underemployment and deteriorating market values of real estate.

Consumer loans. This category includes deposit secured, vehicle secured, and unsecured loans, including overdrafts, made to individuals. Repayment is primarily affected by unemployment or underemployment.

The loan pools are further broken down using a risk-based segmentation based on internal classifications for commercial loans and past due status for consumer mortgage loans. Non-mortgage consumer loans are evaluated as one segment. On a weekly basis, commercial loan past due reports are reviewed by the credit quality committee to determine if a loan has any potential problems and if a loan should be placed on our internal Watch List report. Additionally, our credit department reviews the majority of our loans for proper internal classification purposes regardless of whether they are past due and segregates any loans with potential problems for further review. The credit department will discuss the potential problem loans with the servicing loan officers to determine any relevant issues that were not discovered in the evaluation. Also, an analysis of loans that is provided through examinations by regulatory authorities is considered in the review process. After the above analysis is completed, we will determine if a loan should be placed on an internal Watch List report because of issues related to the analysis of the credit, credit documents, collateral, and/or payment history.

Our internal Watch List report is segregated into the following categories: (i) Pass, (ii) Economic Monitoring, (iii) Special Review, (iv) Watch List—Pass, or (v) Watch List—Substandard, and (vi) Watch List—Doubtful. The loans placed in the Special Review category and lower rated credits reflect our opinion that the loans reflect potential weakness which require monitoring on a more frequent basis. Credits in those categories are reviewed and discussed on a regular basis, no less frequently than quarterly, with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the Watch List—Pass category and lower rated credits reflect our opinion that the credit contains weaknesses which represent a greater degree of risk, which warrant “extra attention.” Credits in this category are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the Watch List—Substandard category are considered to be potentially inadequately protected by the current sound worth and debt service capacity of the borrower or of any pledged collateral. These credit obligations, even if apparently protected by collateral value, have shown defined weaknesses related to adverse financial, managerial, economic, market, or political conditions which may jeopardize repayment of principal and interest. Furthermore, there is the possibility that we may sustain some future loss if such weaknesses are not corrected. The loans placed in the Watch List—Doubtful category have shown defined weaknesses and it is likely, based on current information and events, that we will be unable to collect all principal and/or interest amounts contractually due. Watch List—Doubtful loans are placed on non-accrual when they are moved to that category.

For the purposes of the ACL, in order to maintain segments with sufficient history for meaningful results, the credits in the Pass and Economic Monitoring categories are aggregated, the credits in the Special Review and Watch List—Pass credits are aggregated, and the credits in the Watch List—Substandard category remain in their own segment. For loans that are classified as Watch List—Doubtful, management evaluates these credits in accordance with ASC 310-10, “Receivables,” and, if deemed necessary, a specific reserve is allocated to the loan. The specific reserve allocated under ASC 310-10 is based on (i) the present value of expected future cash flows discounted at the loan’s effective interest rate; (ii) the loan’s observable market price; or (iii) the net realizable value of the fair value of the collateral if the loan is collateral dependent. Substantially all of our loans evaluated as Watch List—Doubtful under ASC 310-10 are measured using the fair value of collateral method. In rare cases, we may use other methods to determine the specific reserve of a loan under ASC 310-10 if such loan is not collateral dependent.

Within each collectively evaluated pool, the robustness of the lifetime historical loss-rate is evaluated and, if needed, is supplemented with peer loss rates through a model risk adjustment. Certain qualitative loss factors are then evaluated to incorporate management’s two-year reasonable and supportable forecast period followed by a reversion to the pool’s average lifetime loss-rate. Those qualitative loss factors are: (i) trends in portfolio volume and composition, (ii) volume and trends in classified loans, delinquencies, non-accruals and troubled loan modifications, (iii) concentration risk, (iv) trends in underlying collateral value, (v) changes in policies, procedures, and strategies, and (vi) economic conditions. Qualitative factors also include potential losses stemming from operational risk factors arising from fraud, natural disasters, pandemics, geopolitical events and large loans. The large loan operational risk factor was added beginning in the second quarter of 2023.  Because of the magnitude of large loans, they pose a higher risk of default.  Recognizing this risk and establishing an operational risk factor to capture that risk, is prudent action in the current economic environment.  Large loans are usually part of a larger relationship with collateral that is pledged across the relationship.  Defaulting on a larger loan may therefore jeopardize an entire collateral relationship.  The current economic environment has created challenges for borrowers to service their debt.  Increasing cap rates, elevated office vacancies, an upward trend in apartment vacancies and significant increases in interest rates are all contributing to the elevated risk in large loans.    Should any of the factors considered by management in evaluating the adequacy of the ACL change, our estimate could also change, which could affect the level of future credit loss expense.

We have elected to not measure an ACL for accrued interest receivable given our timely approach in identifying and writing off uncollectible accrued interest. An ACL for off-balance sheet exposure is derived from a projected usage rate of any unfunded commitment multiplied by the historical loss rate, plus model risk adjustment, if any, of the on-balance sheet loan pools.

Our management continually reviews the ACL of the Subsidiary Banks using the amounts determined from the estimates established on specific doubtful loans, the estimate established on quantitative historical loss percentages, and the estimate based on qualitative current conditions and reasonable and supportable two-year forecasted data. Our methodology reverts to the average lifetime loss-rate beyond the forecast period when we can no longer develop reasonable and supportable forecasts. Should any of the factors considered by management in evaluating the adequacy of the estimate for current expected credit losses change, our estimate of current expected credit losses could also change, which could affect the level of future credit loss expense. While the calculation of our ACL utilizes management’s best judgment and all information reasonably available, the adequacy of the ACL is dependent on a variety of factors beyond our control, including, among other things, the performance of the entire loan portfolio, the economy, government actions, changes in interest rates, and the view of regulatory authorities towards loan classifications.

A summary of the changes in the allowance for probable loan losses by loan class is as follows:

	December 31, 2023
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2022	$26,728	$44,684	$36,474	$3,794	$4,759	$8,284	$281	$968	$125,972
Losses charged to allowance	(9,664)	—	—	—	(43)	(298)	(179)	—	(10,184)
Recoveries credited to allowance	5,433	837	143	—	16	260	16	—	6,705
Net losses charged to allowance	(4,231)	837	143	—	(27)	(38)	(163)	—	(3,479)
Provision (credit) charged to operations	13,053	9,770	6,086	1,294	1,080	2,778	200	315	34,576
Balance at December 31, 2023	$35,550	$55,291	$42,703	$5,088	$5,812	$11,024	$318	$1,283	$157,069

	December 31, 2022
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2021	$23,178	$35,390	$35,654	$3,291	$4,073	$7,754	$272	$762	$110,374
Losses charged to allowance	(9,050)	(2)	(16)	—	(160)	(28)	(223)	—	(9,479)
Recoveries credited to allowance	2,894	123	27	—	240	104	38	—	3,426
Net losses charged to allowance	(6,156)	121	11	—	80	76	(185)	—	(6,053)
Provision (credit) charged to operations	9,706	9,173	809	503	606	454	194	206	21,651
Balance at December 31, 2022	$26,728	$44,684	$36,474	$3,794	$4,759	$8,284	$281	$968	$125,972

	December 31, 2021
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2020	$21,908	$37,612	$30,000	$5,051	$3,874	$9,570	$291	$753	$109,059
Losses charged to allowance	(8,083)	(2)	(364)	—	(373)	(25)	(176)	(1)	(9,024)
Recoveries credited to allowance	1,943	—	171	—	60	164	46	—	2,384
Net losses charged to allowance	(6,140)	(2)	(193)	—	(313)	139	(130)	(1)	(6,640)
Provision (credit) charged to operations	7,410	(2,220)	5,847	(1,760)	512	(1,955)	111	10	7,955
Balance at December 31, 2021	$23,178	$35,390	$35,654	$3,291	$4,073	$7,754	$272	$762	$110,374

The allowance for credit losses is a reserve established through a provision for credit losses charged to expense, which represents management’s best estimate of probable loan losses when evaluating loans (i) individually or (ii) collectively. The credit loss charged to expense has increased for the twelve months ended December 31, 2023 compared to the same periods of 2022 and 2021 in order to provide some protection from potential losses in our loan portfolio given the high level of uncertainty in the economy and a potential economic recession on the horizon.  We have increased the severity of some of the qualitative loss factors in certain pools of the portfolio to encompass the economic uncertainty, resulting in an increase in the required ACL. The pool specific qualitative loss factors management deemed appropriate for the ACL calculation at December 31, 2022 remained constant in the December 31, 2023 calculation, with the exception of the large loan factor that was added to the ACL calculation in the second quarter of 2023.

The table below provides additional information on the balance of loans individually or collectively evaluated for impairment and their related allowance, by loan class:

	December 31, 2023
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$30,872	$7,971	$1,597,358	$27,579
Commercial real estate: other construction & land development	15,701	4,320	2,075,921	50,971
Commercial real estate: farmland & commercial	299	—	2,793,254	42,703
Commercial real estate: multifamily	96	—	380,743	5,088
Residential: first lien	93	—	477,940	5,812
Residential: junior lien	—	—	460,868	11,024
Consumer	—	—	45,121	318
Foreign	—	—	180,695	1,283

Total	$47,061	$12,291	$8,011,900	$144,778

	December 31, 2022
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$30,747	$2,375	$1,468,006	$24,353
Commercial real estate: other construction & land development	20,483	70	1,969,186	44,614
Commercial real estate: farmland & commercial	94	—	2,568,025	36,474
Commercial real estate: multifamily	117	—	306,384	3,794
Residential: first lien	77	—	425,647	4,759
Residential: junior lien	312	—	439,958	8,284
Consumer	—	—	41,592	281
Foreign	—	—	159,975	968

Total	$51,830	$2,445	$7,378,773	$123,527

Loans accounted for on a non-accrual basis at December 31, 2023, 2022 and 2021 amounted to $47,170,000, $51,648,000, and $1,921,000, respectively. The increase in non-accrual loans at December 31, 2022 is primarily attributable to two loans that were placed on non-accrual at the end of the fourth quarter of 2022. One relationship is secured by equipment used in the oil and gas industry and one is secured by real estate. The effect of such non-accrual loans reduced interest income by approximately $6,614,000, $116,000, and $169,000 for the years ended December 31, 2023, 2022, and 2021, respectively. Amounts received on non-accruals are applied, for financial accounting purposes, first to principal and then to interest after all principal has been collected. Accruing loans contractually past due 90 days or more as to principal or interest payments at December 31, 2023, 2022, and 2021 amounted to approximately $5,597,000, $6,132,000, and $8,642,000, respectively.

The table below provides additional information on loans accounted for on a non-accrual basis by loan class:

	December 31, 2023	December 31, 2022

	(Dollars in Thousands)
Domestic
Commercial	$30,872	$30,747
Commercial real estate: other construction & land development	15,701	20,483
Commercial real estate: farmland & commercial	299	94
Commercial real estate: multifamily	96	117
Residential: first lien	202	207
Total non-accrual loans	$47,170	$51,648

Doubtful loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. We have identified these loans through our normal loan review procedures. Doubtful loans are measured based on (i) the present value of expected future cash flows discounted at the loan’s effective interest rate; (ii) the loan’s observable market price; or (iii) the fair value of the collateral if the loan is collateral dependent. Substantially all of our doubtful loans are measured at the fair value of the collateral. In limited cases, we may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

We adopted the provisions of Accounting Standards Update 2022-02, Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures (“ASU 2022-02”) on January 1, 2023.  ASU 2022-02 eliminates the accounting guidance for troubled debt restructurings in existing guidance and enhances disclosure requirements for certain loan refinancings and restructurings when a borrower is experiencing financial difficulty.  Additionally, ASU 2022-02 requires entities to disclose current period gross write-offs by year of origination for financing receivables and net investments in leases.  The adoption of ASU 2022-02 did not have a significant impact on our consolidated financial statements.

We occasionally provide modifications to borrowers experiencing financial difficulties.  Modifications may include certain concessions that we must evaluate under ASU 2022-02 to determine the need for disclosure.  Concessions to borrowers experiencing financial difficulties that would require disclosure include principal forgiveness, term extension, an other-than-insignificant payment delay, an interest rate reduction or a combination of these concessions.  For the twelve months ended December 31, 2023, we did not provide any material modifications under these circumstances to any borrower experiencing financial difficulty that would require disclosure.

Under guidance in effect prior to January 1, 2023, the following table details loans accounted for as “troubled debt restructuring,” segregated by loan class. Loans accounted for as troubled debt restructuring are included in impaired loans.

December 31, 2022
(Dollars in Thousands)
Domestic
Residential: first lien	$1,642
Residential: junior lien	714
Consumer	802
Foreign	55
Total troubled debt restructuring	$3,213

The Subsidiary Banks charge-off that portion of any loan which management considers to represent a loss as well as that portion of any other loan which is classified as a “loss” by bank examiners. Commercial and industrial or real estate loans are generally considered by management to represent a loss, in whole or part, when an exposure beyond any collateral coverage is apparent and when no further collection of the loss portion is anticipated based on the borrower’s financial condition and general economic conditions in the borrower’s industry. Generally, unsecured consumer loans are charged-off when 90 days past due.

While management considers that it is generally able to identify borrowers with financial problems reasonably early and to monitor credit extended to such borrowers carefully, there is no precise method of predicting loan losses. The determination that a loan is likely to be uncollectible and that it should be wholly or partially charged-off as a loss is an exercise of judgment. Similarly, the determination of the adequacy of the ACL (formerly allowance for probable loan losses) can be made only on a subjective basis. It is the judgment of our management that the ACL at December 31, 2023 and December 31, 2022, was adequate to absorb expected losses from loans in the portfolio at that date.

The following table presents information regarding the aging of past due loans by loan class:

	December 31, 2023
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$2,387	$1,583	$30,238	$539	$34,208	$1,594,022	$1,628,230
Commercial real estate: other construction & land development	3,460	—	10,245	—	13,705	2,077,917	2,091,622
Commercial real estate: farmland & commercial	1,424	371	93	4	1,888	2,791,665	2,793,553
Commercial real estate: multifamily	369	330	—	—	699	380,140	380,839
Residential: first lien	1,812	1,439	2,545	2,437	5,796	472,236	478,032
Residential: junior lien	1,273	613	1,701	1,701	3,587	457,282	460,869
Consumer	263	11	27	27	301	44,820	45,121
Foreign	1,884	848	889	889	3,621	177,074	180,695
Total past due loans	$12,872	$5,195	$45,738	$5,597	$63,805	$7,995,156	$8,058,961

	December 31, 2022
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$1,732	$258	$1,014	$59	$3,004	$1,495,750	$1,498,754
Commercial real estate: other construction & land development	1,130	—	—	—	1,130	1,988,539	1,989,669
Commercial real estate: farmland & commercial	1,744	117	—	—	1,861	2,566,257	2,568,118
Commercial real estate: multifamily	—	—	—	—	—	306,501	306,501
Residential: first lien	2,023	1,068	4,189	4,061	7,280	418,444	425,724
Residential: junior lien	925	771	1,717	1,717	3,413	436,857	440,270
Consumer	281	14	7	7	302	41,290	41,592
Foreign	717	23	288	288	1,028	158,947	159,975
Total past due loans	$8,552	$2,251	$7,215	$6,132	$18,018	$7,412,585	$7,430,603

The increase in Commercial loans past due 90 days or greater at December 31, 2023 can be primarily attributed to a loan secured by equipment and other assets used in the oil and gas industry and oil and gas production that is on non-accrual.  The increase in Commercial Real Estate:  Other Construction & Land Development loans past due 90 days or greater can be primarily attributed to a loan secured by commercial property that is on non-accrual.  Our internal classified report is segregated into the following categories: (i) “Special Review Credits,” (ii) “Watch List—Pass Credits,” or (iii) “Watch List—Substandard Credits.” The loans placed in the “Special Review Credits” category reflect our opinion that the loans reflect potential weakness which require monitoring on a more frequent basis. The “Special Review Credits” are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the “Watch List—Pass Credits” category reflect our opinion that the credit contains weaknesses which represent a greater degree of risk, which warrant “extra attention.” The “Watch List—Pass Credits” are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the “Watch List—Substandard Credits” classification are considered to be potentially inadequately protected by the current sound worth and debt service capacity of the borrower or of any pledged collateral. These credit obligations, even if apparently protected by collateral value, have shown defined weaknesses related to adverse financial, managerial, economic, market, or political conditions which may jeopardize repayment of principal and interest. Furthermore, there is the possibility that we could sustain some future loss if such weaknesses are not corrected.

A summary of the loan portfolio by credit quality indicator by loan class is as follows:

	2023	2022	2021	2020	2019	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2023
Domestic
Commercial
Pass	$791,233	$272,919	$364,271	$50,602	$21,468	$74,119	$1,574,612
Special Review	7,613	1,800	164	—	—	—	9,577
Watch List - Pass	11,865	—	—	—	—	—	11,865
Watch List - Substandard	1,180	92	28	—	—	4	1,304
Watch List - Doubtful	27	30,810	35	—	—	—	30,872
Total Commercial	$811,918	$305,621	$364,498	$50,602	$21,468	$74,123	$1,628,230
Commercial
Current-period gross writeoffs	$7,053	$2,187	$155	$264	$2	$3	$9,664
Commercial real estate: other construction & land development
Pass	$938,739	$674,037	$324,238	$96,400	$14,058	$3,219	$2,050,691
Watch List - Substandard	25,230	—	—	—	—	—	25,230
Watch List - Doubtful	2,726	12,975	—	—	—	—	15,701
Total Commercial real estate: other construction & land development	$966,695	$687,012	$324,238	$96,400	$14,058	$3,219	$2,091,622
Commercial real estate: other construction & land development
Commercial real estate: farmland & commercial
Pass	$888,878	$628,653	$415,458	$267,705	$184,164	$248,626	$2,633,484
Special Review	5,205	—	3,357	—	—	—	8,562
Watch List - Pass	16,654	87	233	—	—	—	16,974
Watch List - Substandard	129,644	2,201	—	2,304	84	1	134,234
Watch List - Doubtful	211	88	—	—	—	—	299
Total Commercial real estate: farmland & commercial	$1,040,592	$631,029	$419,048	$270,009	$184,248	$248,627	$2,793,553
Commercial real estate: farmland & commercial
Commercial real estate: multifamily
Pass	$123,523	$94,551	$42,081	$73,652	$10,743	$36,193	$380,743
Watch List - Doubtful	—	96	—	—	—	—	96
Total Commercial real estate: multifamily	$123,523	$94,647	$42,081	$73,652	$10,743	$36,193	$380,839
Commercial real estate: multifamily
Residential: first lien
Pass	$180,127	$83,568	$68,082	$39,935	$27,499	$78,306	$477,517
Watch List - Substandard	—	—	327	—	—	95	422
Watch List - Doubtful	—	93	—	—	—	—	93
Total Residential: first lien	$180,127	$83,661	$68,409	$39,935	$27,499	$78,401	$478,032
Residential: first lien
Current-period gross writeoffs	$—	$—	$—	$—	$—	$43	$43
Residential: junior lien
Pass	$88,628	$76,845	$96,411	$76,490	$34,870	$87,625	$460,869
Total Residential: junior lien	$88,628	$76,845	$96,411	$76,490	$34,870	$87,625	$460,869
Residential: junior lien
Current-period gross writeoffs	$—	$—	$—	$—	$—	$298	$298
Consumer
Pass	$36,639	$5,366	$1,043	$237	$157	$1,679	$45,121
Total Consumer	$36,639	$5,366	$1,043	$237	$157	$1,679	$45,121
Consumer
Current-period gross writeoffs	$54	$115	$9	$—	$1	$—	$179
Foreign
Pass	$116,104	$43,842	$12,317	$2,016	$2,797	$3,619	$180,695
Total Foreign	$116,104	$43,842	$12,317	$2,016	$2,797	$3,619	$180,695
Total Loans	$3,364,226	$1,928,023	$1,328,045	$609,341	$295,840	$533,486	$8,058,961

	2022	2021	2020	2019	2018	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2022
Domestic
Commercial
Pass	$736,462	$524,879	$96,401	$35,917	$43,792	$29,464	$1,466,915
Special Review	377	213	—	—	—	—	590
Watch List - Substandard	161	149	143	—	49	—	502
Watch List - Doubtful	29,789	—	954	—	—	4	30,747
Total Commercial	$766,789	$525,241	$97,498	$35,917	$43,841	$29,468	$1,498,754
Commercial
Commercial real estate: other construction & land development
Pass	$913,675	$666,347	$173,824	$174,897	$35,069	$5,165	$1,968,977
Special Review	—	—	—	209	—	—	209
Watch List - Doubtful	19,982	407	94	—	—	—	20,483
Total Commercial real estate: other construction & land development	$933,657	$666,754	$173,918	$175,106	$35,069	$5,165	$1,989,669
Commercial real estate: farmland & commercial
Pass	$811,117	$584,134	$456,200	$232,537	$325,214	$81,295	$2,490,497
Special Review	2,855	—	842	—	—	—	3,697
Watch List - Pass	17,060	247	—	—	—	—	17,307
Watch List - Substandard	2,275	—	54,152	96	—	—	56,523
Watch List - Doubtful	94	—	—	—	—	—	94
Total Commercial real estate: farmland & commercial	$833,401	$584,381	$511,194	$232,633	$325,214	$81,295	$2,568,118
Commercial real estate: multifamily
Pass	$127,680	$87,469	$59,035	$12,026	$5,490	$14,684	$306,384
Watch List - Doubtful	117	—	—	—	—	—	117
Total Commercial real estate: multifamily	$127,797	$87,469	$59,035	$12,026	$5,490	$14,684	$306,501
Residential: first lien
Pass	$138,771	$82,466	$49,591	$40,985	$33,814	$79,660	$425,287
Watch List - Substandard	—	360	—	—	—	—	360
Watch List - Doubtful	77	—	—	—	—	—	77
Total Residential: first lien	$138,848	$82,826	$49,591	$40,985	$33,814	$79,660	$425,724
Residential: junior lien
Pass	$92,256	$108,815	$91,130	$41,273	$21,975	$84,509	$439,958
Watch List- Doubtful	—	312	—	—	—	—	312
Total Residential: junior lien	$92,256	$109,127	$91,130	$41,273	$21,975	$84,509	$440,270
Consumer
Pass	$31,962	$6,603	$897	$489	$28	$1,613	$41,592
Total Consumer	$31,962	$6,603	$897	$489	$28	$1,613	$41,592
Foreign
Pass	$124,265	$19,082	$5,362	$4,848	$3,417	$3,001	$159,975
Total Foreign	$124,265	$19,082	$5,362	$4,848	$3,417	$3,001	$159,975
Total Loans	$3,048,975	$2,081,483	$988,625	$543,277	$468,848	$299,395	$7,430,603

The increase in Watch-List Pass Commercial loans at December 31, 2023 compared to December 31, 2022 can be primarily attributable to a relationship secured by commercial vehicles, which was downgraded from Pass.  The increase in Commercial Real Estate: Construction and Development loans at December 31, 2023 compared to December 31, 2022 can be primarily attributable to the downgrade of two relationships secured by land for future development and land for hotel development from Pass.  The increase in Commercial Real Estate: Farmland and Commercial loans at December 31, 2023 can be attributed to the downgrade of two relationships.  One relationship is secured by a retail shopping center and one is secured by a hotel.